Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 2,482,847	$ 1,985,582
Less: Accumulated depreciation	(1,053,868)	(509,070)
Property and equipment, net	1,428,979	1,476,512
Warehouse Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	983,218	952,104
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	885,327	647,752
Leasehold Improvement
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 614,302	$ 385,726